UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21289

BIRMIWAL INVESTMENT TRUST

(Exact name of registrant as specified in charter)

             5270 Highland Drive

       Bellevue, WA

                     98006

     (Address of principal executive offices)

         (Zip code)

Kailash Birmiwal

Birmiwal Investment Trust

5270 Highland Drive

Bellevue, WA 98006

(Name and address of agent for service)

Registrant’s telephone number, including area code: (425) 957-9426

Date of fiscal year end: March 31

Date of reporting period: June 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Birmiwal Oasis Fund

	Schedule of Investments
	June 30, 2005 (Unaudited)

Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS

Beverages
43,000	Coffee Holdings Co. *	$ 339,700	3.91%

Biological Products
180,000	LPBP, Inc. *	-
2,000	Serono SA	31,980
		31,980	0.37%

Chemicals & Allied Products
56,900	Rhodia SA *	101,282	1.17%

Communications Equipment, NEC
2,000	UTStarcom Inc. *	14,980	0.17%

Communications Services, NEC
3,000	Hurray! Holding Co., Ltd. *	30,240	0.35%

Crude Petroleum & Natural Gas
11,000	PetroKazakhstan, Inc.	402,380	4.64%

Deep Sea Foreign Transportation
5,000	Dryships Inc.	82,550	0.95%

Electromedical Electrotherapy
5,000	Escalon Medical Corp. *	33,550	0.39%

Engines & Turbines
50,000	China Yuchai International Ltd.	607,000	6.99%

Functions Related to Depositor
6,000	Dollar Financial Corp. *	63,660	0.73%

Industrial Trucks, Tractors, Trailers & Stackers
1,000	Cascade Corp.	43,250	0.50%

Metal Mining
100,000	Nothern Orion Resources, Inc. *	245,000	2.82%

Miscellaneous Food Preparation
78,100	Medifast Inc. *	237,424	2.74%

Motor Vehicle Parts and Accessories
5,000	Accuride Corporation *	53,150
10,000	Dura Automotive Systems Inc. *	42,800
		95,950	1.11%

Motor Vehicles & Passenger Car
10,000	Tata Motors Ltd.	96,800	1.12%

Perfumes, Cosmetics & Other Toilet Preparations
15,400	Parlux Fragrances Inc. *	426,118	4.91%

Plastic Materials, Synth Resin
5,000	PolyOne Corp. *	33,100	0.38%

Retail - Apparel & Accessory Stores
5,000	Citi Trends, Inc. *	90,400	1.04%

Retail - Catalog & Mail Order Houses
20,000	eCost.com Inc. *	81,800	0.94%

Semiconductors & Related Devices
10,000	ASE Test, Inc. *	64,400
75,000	Chipmos Technologies Ltd. *	495,750
9,000	Leadis Technology Inc. *	72,450
2,000	OmniVision Technologies Inc. *	27,180
20,000	Silicon Storage Technology Inc. *	80,400
		740,180	8.53%

Services- Advertising
13,000	Fastclick, Inc. *	118,300	1.36%

Services- Business Services
60,000	Kongzhong Corp. *	549,000
10,000	Miva Inc. *	46,400
5,000	WebSideStory Inc. *	73,300
125,000	Webzen, Inc. ADR	702,500
		1,371,200	15.80%

Services-Computer Processing & Data Preparation
5,000	Linktone Ltd. *	39,650	0.46%

Services-Computer Programming
20,000	Gravity Co., Ltd. *	172,000	1.98%

Services- Management Consulting
40,000	Stonepath Group Inc. *	36,800	0.42%

Services-Prepackaged Software
1,000	Microsoft Corp.	24,840	0.29%

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens)
1,000	Mittal Steel Company N.V.	23,740
600	Novamerican Steel Inc. *	16,560
3,000	Wheeling-Pittsburgh Corp. *	46,140
		86,440	1.00%

Surgical & Medical Instruments
15,000	Cyberkinetics Neurotechnology Systems Inc. *	19,500	0.22%

Wholesale-Metals Service Center
7,000	Olympic Steel Inc. *	93,170	1.07%

Total for Common Stock (Cost $5,647,626)		5,759,244	66.37%

Cash and Equivalents
2,759,538	First American Treasury Obligation Fund Cl S 2.46% **	2,759,538	31.80%
	(Cost $2,759,538)

	Total Investments	8,518,782	98.17%
	(Cost $8,402,164)

	Other Assets Less Liabilities	159,137	1.83%

	Net Assets	$ 8,677,919	100.00%

* Non-Income Producing Securities
** Variable Rate Security; The coupon rate shown represents the rate at June 30, 2005.

NOTES TO FINANCIAL STATEMENTS

BIRMIWAL OASIS FUND

(Unaudited)

1. SECURITY TRANSACTIONS

For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent annual report.

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BIRMIWAL INVESTMENT TRUST

By : /s/ Kailash Birmiwal

      Kailash Birmiwal

      President

Date: 8/26/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Kailash Birmiwal

      Kailash Birmiwal

      President

Date: 8/26/05

By : /s/ Kailash Birmiwal

       Kailash Birmiwal

      Chief Financial Officer

Date: 8/26/05